Cover	3 Months Ended
Mar. 31, 2026
Entity Information [Line Items]
Document Type	S-1
Entity Registrant Name	AEVEX Corp.
Amendment Flag	false
Entity Central Index Key	0002096300
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-2460652
Entity Address, Address Line One	440 Stevens Ave
Entity Address, Address Line Two	#150
Entity Address, City or Town	Solana Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92075
City Area Code	858
Local Phone Number	704-4125
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Entity Information [Line Items]
Entity Address, Address Line One	440 Stevens Ave
Entity Address, Address Line Two	#150
Entity Address, City or Town	Solana Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92075
Contact Personnel Name	Roger Wells